Acquisition and Deconsolidations of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition and Deconsolidations of Subsidiaries [Abstract]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$28,320
Accounts receivable, net	95,422
Prepayments	139,573
Other receivables, net	1,038,207
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(161,948)
Accrued expenses and other payables	(126,126)
Goodwill	2,973,850
Total consideration	$4,000,000